AQR Multi-Asset Fund Investment Strategy - AQR Multi-Asset Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund pursues its investment objective by allocating assets among major asset classes (including, but not limited to, developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities). The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below). The Fund will generally have some level of investment in the majority of asset classes and Instruments but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes. The allocation among the different asset classes is based on the Adviser’s assessment of the investment opportunity presented by each asset class, the risk associated with the asset class, as well as the Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad. While the Fund will be net long equities, bonds and commodities, it may take net short positions in currencies and both long and short positions in Instruments within each of these asset classes based upon the Adviser’s evaluation of investment opportunities. The Fund may also take short positions for hedging purposes.The Adviser seeks to allocate among asset classes in a way that avoids excessive risk exposure to any single asset class (e.g., equities, bonds, commodities) or risk premium (e.g., equity risk, duration risk, currency risk). The Adviser pursues an approach to asset allocation that manages risk (as measured by forecasted volatility and other proprietary measures) across asset classes over time. This means that lower risk asset classes (such as fixed income) will generally have higher notional allocations than higher risk asset classes (such as equities). Additionally, the Adviser seeks to enhance returns by incorporating active views into both allocations among asset classes, and the selection of Instruments (both long and short) within an asset class. These views are based on the Adviser’s general investment philosophy centered on systematizing fundamental insights and are guided by a diversified set of signals across investment themes, such as value, momentum, carry, trend and defensive, as well as a number of additional indicators based on the Adviser’s research. Value strategies favor securities that are inexpensive, distressed or otherwise less favored by investors. Momentum strategies favor securities with strong recent price performance and positive changes in fundamentals on a relative basis. Carry strategies favor investments with higher yields. Trend strategies favor securities with recent absolute positive performance or improving fundamental metrics. Defensive strategies favor high-quality and low-risk assets. The desired overall risk level of the Fund may be increased or decreased by the Adviser. The risk exposures to asset classes can be expected to vary across asset classes based on market conditions. There can be no assurance that employing the above approach will achieve any particular level of return or will reduce volatility or potential loss.Generally, the Fund gains exposure to asset classes by investing in many different types of instruments including, but not limited to: equity securities, equity futures, equity swaps, currencies, currency forwards, currency futures, commodity futures, commodity forwards, commodity swaps, bond futures, fixed income swaps, interest rate swaps, credit default swaps, credit default index swaps, inflation swaps, U.S. and foreign government bonds (including inflation-linked bonds, such as Treasury Inflation-Protected Securities (“TIPS”)), cash and cash equivalents including but not limited to money market fund shares (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. To gain exposure to equity securities (both individual stocks and stock market indices), the Fund will hold long or short positions. The Fund will gain long or short exposure directly and/or through the use of derivative instruments. There is no maximum or minimum exposure to any one Instrument or any one asset class. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, duration or maturity, including securities that are unrated or are rated in the lowest credit rating categories. The Fund may have exposure to equity securities of companies of any market capitalization. There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on Instruments it expects to underperform. For example, the Fund may take a short position in a particular Instrument based on the Adviser’s evaluation of the value, momentum, carry, trend or defensive investment themes discussed above. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on Instruments it expects to outperform. The Fund, when taking a long position, will purchase a security that will benefit from an increase in the price of that security. When taking a short position in a security, the Fund will borrow the security from a third party and sell it at the then current market price. The Fund may also take short positions in futures, forwards or swaps. A short position will benefit from a decrease in price of the underlying Instrument and lose value if the price of the underlying Instrument increases. Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps, short sales and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to experience greater volatility. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.The Adviser, on average, will typically target an annualized volatility level for the Fund ranging between 7% and 13%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures. When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).The Adviser takes into account the potential U.S. federal income tax impact on the shareholders' after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or refraining from selling or closing out of Instruments to avoid currently realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales, constructive sales and straddles.A significant portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on. Leverage may be created when the Fund engages in futures and swap transactions or uses certain other derivative instruments.The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards and swaps (which may include swaps on commodity futures), and will hold cash and Cash Equivalents. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f-4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.